TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER ACCOUNTS PAYABLE
Current	$ 480,396,027	$ 457,074,643
Non-current	685,605	2,534,836
Trade accounts payable	325,109,831	319,605,026
Withholding tax	94,607,257	77,122,183
Others	61,364,544	62,882,270
Total	$ 481,081,632	$ 459,609,479